Share-Based Compensation - Summary of The Restricted Share Units Activity (Detail)		6 Months Ended			12 Months Ended
		Jun. 30, 2020 $ / shares shares	Jun. 30, 2020 ¥ / shares $ / shares shares	Jun. 30, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning ,Weighted | $ / shares		$ 15.4350		$ 9.0331	$ 9.0331
Granted | $ / shares		15.7608		21.9009
Forfeited | $ / shares		16.8622		8.1384
Vested | $ / shares		10.0049		7.1600
Ending ,Weighted | $ / shares		16.6036		$ 10.5960	$ 15.4350
Expected to vest Weighted | $ / shares		$ 16.4559	$ 16.4559
Beginning, RSU		6,279,848	6,279,848	4,107,185	4,107,185	4,107,185
Granted		2,126,452	2,126,452	413,000
Forfeited		(274,570)	(274,570)	(62,000)
Vested		(1,540,141)	(1,540,141)	(465,000)
Ending, RSU		6,591,589	6,591,589	3,993,185	6,279,848	6,279,848
Expected to vest RSU		6,071,452	6,071,452
Restricted Stock [Member] | Douyu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning ,Weighted | ¥ / shares			$ 31.50
Forfeited | ¥ / shares	[1]		31.50
Vested | ¥ / shares			31.50
Ending ,Weighted | ¥ / shares			$ 0			¥ 31.50
Beginning, RSU		2,049,466	2,049,466
Forfeited	[1]	(1,429,906)	(1,429,906)
Vested		(62,105)	(62,105)
Ending, RSU		0	0		2,049,466	2,049,466
Restricted Stock Units (RSUs) [Member] | Douyu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning ,Weighted | ¥ / shares			$ 274.55
Forfeited | ¥ / shares			274.55
Vested | ¥ / shares			274.55
Ending ,Weighted | ¥ / shares			$ 274.55			¥ 274.55
Beginning, RSU		1,794,586	1,794,586
Forfeited		(2,881)	(2,881)
Vested		(347,067)	(347,067)
Ending, RSU		1,444,638	1,444,638		1,794,586	1,794,586
Weighted average remaining contractual life		2 years 29 days	2 years 29 days		2 years 6 months 29 days	2 years 6 months 29 days

[1]	In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.